GOODWILL (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of reconciliation of changes in goodwill [abstract]
Summary of reconciliation of goodwill
The following table provides a reconciliation of goodwill:

(MILLIONS)	Notes	Total
Balance, as at December 31, 2021		966
Acquired through acquisition	2	264
Foreign exchange		(45)
Balance, as at June 30, 2022		$1,185